Common Stock (Details) - USD ($)														1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 18, 2023	Apr. 06, 2023	Mar. 02, 2023	Feb. 14, 2023	Feb. 13, 2023	Feb. 01, 2023	Jul. 29, 2022	Jul. 28, 2022	Feb. 22, 2022	Feb. 04, 2022	Feb. 02, 2022	Jan. 25, 2022	Jan. 23, 2022	Mar. 31, 2023	Apr. 06, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 30, 2023	Jul. 09, 2022	Jan. 31, 2022
Common Stock [Line Items]
Common stock, shares authorized																	500,000,000
Common stock, par value (in Dollars per share)																	$ 0.001
Reverse stock ratio						1-for-35
Reverse stock split term																	As a result of the Reverse Split, every 35 shares of the Company’s issued and outstanding common stock automatically converted into one share of common stock, without any change in the par value per share. No fractional shares were outstanding following the Reverse Split. Any holder who would have received a fractional share of common stock automatically received an additional fraction of a share of common stock to round up to the next whole share. In addition, effective as of the same time as the Reverse Split, proportionate adjustments were made to all then-outstanding equity awards and warrants with respect to the number of shares of common stock subject to such award or warrant and the exercise price thereof. Furthermore, the number of shares of common stock available for issuance under the Company’s equity incentive plans were proportionately adjusted for the Reverse Split ratio, such that fewer shares will be subject to such plans.
Common stock aggregate shares																		87,797
Proceeds from business combination (in Dollars)																	$ 11,900,000	$ 11,900,000
Escrowed amount (in Dollars)																	7,700,000	7,700,000
Released amount (in Dollars)																	$ 4,200,000	4,200,000
Net proceeds from sale and issuance of common stock (in Dollars)																			$ 599,996
Common stock, shares issued																	6,297,303	682,882	282,039		8,572
Common stock, shares outstanding																	6,297,303	682,882	282,039
Cash (in Dollars)																	$ 0	$ 0
Warrant [Member]
Common Stock [Line Items]
Purchase price (in Dollars per share)											$ 5,073
Warrants shares											54						4,738
Purchase price (in Dollars)											$ 5,073
Class A Pre-Funded Warrants [Member]
Common Stock [Line Items]
Common stock, shares issued									36,959			36,959
Purchase price (in Dollars per share)									$ 12.94			$ 104.99965
Warrants shares									36,959
Class C Pre-Funded Warrants [Member]
Common Stock [Line Items]
Common stock, shares issued		143,400	160,000	33,000
Purchase price (in Dollars per share)		$ 14.34	$ 16	$ 3.3	$ 0.0001										$ 33.64
Minimum [Member]
Common Stock [Line Items]
Common stock, shares authorized																				100,000,000
Maximum [Member]
Common Stock [Line Items]
Common stock, shares authorized																				500,000,000
Pre-Funded Warrant [Member]
Common Stock [Line Items]
Common stock, shares issued									36,959
Purchase price (in Dollars per share)									$ 12.94
Warrant [Member]
Common Stock [Line Items]
Purchase price (in Dollars per share)											$ 5,073
Warrants shares											54							4,738
Purchase price (in Dollars)											$ 5,073
July 2022 Public Offering Member
Common Stock [Line Items]
Common stock, shares issued								238,096
Net proceeds from sale and issuance of common stock (in Dollars)								$ 4,500,000
February 2023 Public Offering [Member]
Common Stock [Line Items]
Common stock, shares issued					2,888,600									965,357		1,419,780
Net proceeds from sale and issuance of common stock (in Dollars)					$ 14,000,000
CommonStockIssuanceMember
Common Stock [Line Items]
Common stock, shares issued																						8,572
SecuritiesPurchaseAgreementMember
Common Stock [Line Items]
Common stock, shares issued													36,947
Net proceeds from sale and issuance of common stock (in Dollars)													$ 7,300,000
ForwardSharePurchaseAgreementMember
Common Stock [Line Items]
Shares repurchased										21,429
Shares amount repurchased escrowed and returned (in Dollars)										$ 7,700,000
Subsequent Event [Member]
Common Stock [Line Items]
Common stock, shares authorized																		500,000,000		500,000,000
Common stock, par value (in Dollars per share)					$ 0.001													$ 0.001
Reverse stock ratio																		reverse stock split of our outstanding shares of common stock at a specific ratio within a range of one-for-twenty (1-for-20) to a maximum of a one-for-one hundred (1-for-100) split
Reverse stock split term																		As a result of the Reverse Split, every 35 shares of the Company’s issued and outstanding common stock automatically converted into one share of common stock, without any change in the par value per share. No fractional shares are outstanding following the Reverse Split. Any holder who would have received a fractional share of common stock automatically received an additional fraction of a share of common stock to round up to the next whole share. In addition, effective as of the same time as the Reverse Split, proportionate adjustments were made to all then-outstanding equity awards and warrants with respect to the number of shares of common stock subject to such award or warrant and the exercise price thereof. Furthermore, the number of shares of common stock available for issuance under the Company’s equity incentive plans were proportionately adjusted for the Reverse Split ratio, such that fewer shares will be subject to such plans.
Subsequent Event [Member] | Minimum [Member]
Common Stock [Line Items]
Common stock, shares authorized																				100,000,000
Subsequent Event [Member] | Maximum [Member]
Common Stock [Line Items]
Common stock, shares authorized																				500,000,000
Restricted Stock [Member]
Common Stock [Line Items]
Vested Rollover RSU Awards	4,284						3,435
Business Combination [Member]
Common Stock [Line Items]
Common stock aggregate shares																	282,039	282,039